John Hancock Financial Services, Inc.

John Hancock Place Post Office Box 111 Boston, Massachusetts 02117 (617) 572-9197 Fax: (617) 572-9161 E-mail: jchoodlet@jhancock.com James C. Hoodlet Vice President and Chief Counsel

VIA EDGAR

May 4, 2017

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Room

RE	John Hancock Life Insurance Company (U.S.A.)

Registration Statements Filed On Form N-6

John Hancock Variable Life Account UV (Annual Premium Variable Life)	# 333-164157
John Hancock Variable Life Account UV (Flex V1)	#333-164158
John Hancock Variable Life Account UV (Flex V2)	#333-164159
John Hancock Variable Life Account UV (Medallion Variable Universal Life)	#333-164160
John Hancock Variable Life Account UV (Variable Estate Protection)	#333-164161
John Hancock Variable Life Account UV (Variable Estate Protection Plus)	#333-164162
John Hancock Variable Life Account UV (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	#333-164164
John Hancock Variable Life Account UV (Majestic Variable Universal Life 98)	#333-164163
John Hancock Variable Life Account UV (Majestic Variable Estate Protection 98)	#333-164165
John Hancock Variable Life Account UV (Medallion Executive Variable Life III)	#333-164166
John Hancock Variable Life Account UV (Medallion Variable Universal Life Plus)	#333-164167
John Hancock Variable Life Account UV (Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II)	#333-164168
John Hancock Variable Life Account UV (Majestic Variable COLI)	#333-164169
John Hancock Variable Life Account UV (Performance Executive Variable Life)	#333-164170
John Hancock Variable Life Account S (Medallion Executive Variable Life, Medallion Executive Variable Life II, Medallion Executive Variable Life III)	#333-164150
John Hancock Variable Life Account S (Majestic VUL, Majestic Variable Universal Life 98)	#333-164151
John Hancock Variable Life Account S (Variable Master Plan Plus)	#333-164152
John Hancock Variable Life Account S (Majestic Variable COLI)	#333-164153
John Hancock Variable Life Account S (Variable Estate Protection, Majestic Variable Estate Protection, Majestic Variable Estate Protection 98, Variable Estate Protection Plus)	#333-164156
John Hancock Variable Life Account S (Variable Estate Protection Edge, Performance Survivorship Variable Universal Life, Majestic Performance Survivorship Variable Universal Life)	#333-164154
John Hancock Variable Life Account S (Performance Executive Variable Life)	#333-164155

John Hancock Variable Life Account U (Medallion Variable Universal Life, Medallion Variable Universal Life Plus)	# 333-164171
John Hancock Variable Life Account U (Annual Premium Variable Life)	#333-164172
John Hancock Variable Life Account U (Medallion Variable Universal Life Edge, Medallion Variable Universal Life Edge II)	#333-164173
John Hancock Variable Life Account U (eVariable Life)	#333-164174
John Hancock Variable Life Account V (Flex V1)	#333-164175
John Hancock Variable Life Account V (Flex V2)	#333-164176
John Hancock Life Insurance Company (U.S.A.) Account A (VUL Accumulator, EPVUL, Accumulation VUL)	#333-85284
John Hancock Life Insurance Company (U.S.A.) Account A (VUL Protector)	#333-88748
John Hancock Life Insurance Company (U.S.A.) Account A (SPVL)	#333-71136
John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship VUL)	#333-100597
John Hancock Life Insurance Company (U.S.A.) Account A (Protection Variable Universal Life)	#333-124150
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Performance VUL)	#333-131299
John Hancock Life Insurance Company (U.S.A.) Account A (Survivorship Variable Universal Life)	#333-141692
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic Survivorship VULX)	#333-148991
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VULX)	#333-151630
John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation08)	#333-152406
John Hancock Life Insurance Company (U.S.A.) Account A (Majestic VCOLIX)	#333-153252
John Hancock Life Insurance Company (U.S.A.) Account A (PVUL09)	#333-157212
John Hancock Life Insurance Company (U.S.A.) Account A (PVUL12)	#333-179570
John Hancock Life Insurance Company (U.S.A.) Account A (Accumulation 2014)	#333-193994
John Hancock Life Insurance Company (U.S.A.) Account A (Simplified Life)	#333-194818
John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 03, Corporate VUL 04)	#333-100567
John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 05)	#333-126668
John Hancock Life Insurance Company (U.S.A.) Account N (Corporate VUL 08)	#333-152409

John Hancock Life Insurance Company of New York

Registration Statements Filed On Form N-6

John Hancock Life Insurance Company of New York Account B (VUL Accumulator)	# 333-85296
John Hancock Life Insurance Company of New York Account B (VUL Protector)	#333-88972
John Hancock Life Insurance Company of New York Account B (SPVL)	#333-33504
John Hancock Life Insurance Company of New York Account B (Survivorship VUL)	#333-100664
John Hancock Life Insurance Company of New York Account B (Protection Variable Universal Life Insurance)	#333-127543
John Hancock Life Insurance Company of New York Account B (Corporate VUL 05)	#333-131139
John Hancock Life Insurance Company of New York Account B (Accumulation VUL)	#333-131134
John Hancock Life Insurance Company of New York Account B (Majestic Performance VUL)	#333-132905
John Hancock Life Insurance Company of New York Account B (Survivorship Variable Universal Life)	#333-141693
John Hancock Life Insurance Company of New York Account B (Majestic Survivorship VULX)	#333-148992
John Hancock Life Insurance Company of New York Account B (Majestic VULX)	#333-151631
John Hancock Life Insurance Company of New York Account B (Accumulation08)	#333-152407
John Hancock Life Insurance Company of New York Account B (Corporate VUL 08)	#333-152408
John Hancock Life Insurance Company of New York Account B (Majestic VCOLIX)	#333-153253
John Hancock Life Insurance Company of New York Account B (PVUL09)	#333-157213
John Hancock Life Insurance Company of New York Account B (PVUL12)	#333-179571
John Hancock Life Insurance Company of New York Account B (Accumulation 2014)	#333-193995
John Hancock Life Insurance Company of New York Account B (Simplified Life	#333-194819

Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and

(2)	the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/James C. Hoodlet

Vice President and Chief Counsel